Other Non-Operating Income, Net - Schedule of Other Non-Operating Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 29, 2026		Mar. 30, 2025		Dec. 28, 2025		Dec. 29, 2024
Schedule of Other Non-Operating Income, Net [Line Items]
Gain on remeasurement of derivative liabilities	[1]	$ 26,608		$ 15,127
Change in fair value of forward purchase agreement liabilities	[2]	(1,142)		269
Change in fair value of SAFE Agreement with related party		(44)		(20)		$ (151)		$ 616
Change in fair value of FACT public, private placement and working capital warrants		615		(1,092)		2,800		1,258
Change in fair value of Notes valued at fair value		(320)
Change in fair value of Deferred Sunder Consideration with related party		2,306
Change in fair value of Deferred Ambia Consideration		2,943
Other, net		(205)	[3]	292	[3]	1,279	[4]	(221)	[4]
Total Other non-operating income, net		$ 30,761	[5]	$ 14,576	[5]	$ 9,347	[6]	$ 7,932	[6]

[1]	Includes a gain of $7.5 million and $3.7 million on the change in the fair value of derivative liabilities with related parties in the thirteen weeks ended March 29, 2026 and March 30, 2025, respectively. Refer to Note 9 – Borrowings and Derivative Liabilities for details.
[2]	Includes income of $0.1 million due to related parties for the thirteen week period ended March 30, 2025.
[3]	Includes $0.1 million income due to related parties in the thirteen week period ended March 30, 2025.
[4]	Includes non-cash income with related party of $0.1 million in the fiscal year ended December 28, 2025.
[5]	Includes the following related party transactions (in millions):
[6]	Includes the following related party transactions (in millions):